Common Stock, Preferred Stock and Convertible Preferred Stock	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Stockholders' Equity Note [Abstract]
Common Stock, Preferred Stock and Convertible Preferred Stock

8. Common Stock, Preferred Stock and Convertible Preferred Stock

Common Stock

The Company is authorized to issue 500,000,000 shares of common stock with a par value of $0.0001 per share. Each share of common stock entitles the holder to one vote on all matters submitted to a vote of the Company’s stockholders. Subject to preferences that may apply to any outstanding preferred stock, holders of common stock are entitled to receive ratably any dividends that the Company’s board of directors may declare out of funds legally available for that purpose on a non-cumulative basis. No dividends had been declared through June 30, 2021.

In connection with the Merger, as discussed in Note 1, the Company issued 2,166,667 shares of common stock to the former shareholders of Malo Holdings Corporation. The Company paid $0.6 million to several unaccredited investors of Private Augmedix in lieu of issuing shares. As of June 30, 2021, the Company accrued $7,000 for remaining payments to be made to unaccredited investors in lieu of issuing shares.

Common Stock Warrants

At June 30, 2021, the Company had the following warrants outstanding to acquire shares of its common stock:

Expiration Date	Shares of common stock issuance upon exercise of warrants	Exercise Price Per Warrant
June 11, 2025	234	$96.24
November 13, 2025	218,078	$3.00
July 28, 2027	91	$106.17
August 28, 2028	1,052	$39.76
September 2, 2029	2,767,836	$2.88
Earlier of March 24, 2031 and the third anniversary of the Company’s listing on Nasdaq	346,500	$3.00
	3,333,791

Preferred Stock

The Company is authorized to issue 10,000,000 shares of preferred stock with a par value of $0.0001 per share. The Company’s board of directors are authorized, subject to limitations prescribed by Delaware law, to issue preferred stock in one or more series, to establish from time to time the number of shares to be included in each series, and to fix the designation, powers, preferences, and rights of the shares of each series. As of June 30, 2021 there were no shares of preferred stock issued or outstanding.

Convertible Preferred Stock

In February 2020, Private Augmedix raised $0.5 million in cash proceeds through issuance of 173,752 shares of Series B to certain existing shareholders and warrants to purchase up to 57,338 shares of Series B at a price of $2.88 per share, are immediately exercisable and expire in September 2029. The proceeds were first allocated to the warrant liability based on an initial fair value of $0.1 million with a corresponding amount recorded as a reduction in the carrying amount of the Series B. Private Augmedix incurred issuance costs of $4,000, which were recorded as a reduction of the proceeds.

In connection with the Merger, as discussed in Note 1, the Company issued 14,804,274 shares of its common stock to holders of convertible preferred stock of Private Augmedix. No convertible preferred securities were outstanding as of June 30, 2021 and December 31, 2020.

Series B Convertible Preferred Stock Warrants

In August 2019, in connection with amending its Sub Agreement (Note 7), the Company issued a warrant to purchase 580,383 shares of Series B. In September and October 2019, in connection with the Series B financing and the conversion of convertible promissory notes, the Company issued warrants to purchase 2,130,115 shares of Series B. In February 2020, in connection with the Series B financing, the Company issued warrants to purchase 57,338 shares of Series B. The warrants were classified as liabilities and subject to re-remeasurement at each balance sheet date. At the Effective Time of the Merger, the warrants to purchase shares of Series B were converted to warrants to purchase 2,767,836 shares of common stock at a price of $2.88 per share, are immediately exercisable and expire in September 2029. Upon completing the exchange, the warrants were eligible for equity classification and no longer subject to re-measurement.

8. Common Stock, Preferred Stock and Convertible Preferred Stock

Common Stock

The Company is authorized to issue 500,000,000 shares of common stock with a par value of $0.0001 per share. Each share of common stock entitles the holder to one vote on all matters submitted to a vote of the Company’s stockholders. Subject to preferences that may apply to any outstanding preferred stock, holders of common stock are entitled to receive ratably any dividends that the Company’s board of directors may declare out of funds legally available for that purpose on a non-cumulative basis. No dividends had been declared through December 31, 2020.

In connection with the Merger, as discussed in Note 1, the Company issued 2,166,667 shares of common stock to the former shareholders of Malo Holdings Corporation. The Company paid $555,174 to several unaccredited investors of Private Augmedix in lieu of issuing shares. As of December 31, 2020, the Company accrued $31,527 for remaining payments to be made to unaccredited investors in lieu of issuing shares.

Following the Effective Time of the Merger, the Company sold 8,472,188 shares of common stock pursuant to an initial closing of a private placement offering for up to 10,000,000 shares of common stock (plus up to an additional 1,666,667 shares of common stock to cover over-subscriptions in the event the private placement offering is over-subscribed) at a purchase price of $3.00 per share (“Offering”) for aggregate gross proceeds of $25.4 million. The Company incurred issuance costs of $3.0 million. Also, the private placement agents received warrants to purchase up to 164,745 shares of the Company’s common stock with a term of five years and an exercise price of $3.00 per share.

In November 2020, the Company sold 666,667 additional shares of common stock pursuant to an additional closing of the Private Placement (“Additional Closing”) for aggregate gross proceeds of $2.0 million. The Company incurred issuance costs of $160,000. In connection with the Additional Closing, the placement agents received warrants to purchase up to 53,333 shares of the Company’s common stock with a term of five years and an exercise price of $3.00 per share.

Common Stock Warrants

In October 2018 and August 2019, the Company issued warrants to nonemployees to purchase 1,052 and 4,208 shares of common stock, respectively. The warrants have an exercise price of $39.76 per share and $0.86 per share, are immediately exercisable and expire in August 2028 and August 2024, respectively. The Company determined the fair value of the warrants to be immaterial to the consolidated financial statements as a whole.

At December 31, 2020, the Company had the following warrants outstanding to acquire shares of its common stock:

Expiration Date	Shares of common stock issuance upon exercise of warrants	Exercise Price Per Warrant
August 7, 2024	4,208	$0.86
June 11, 2025	234	$96.24
November 13, 2025	218,078	$3.00
July 28, 2027	91	$106.17
August 28, 2028	1,052	$39.76
September 2, 2029	2,767,836	$2.88
	2,991,499

Preferred Stock

The Company is authorized to issue 10,000,000 shares of preferred stock with a par value of $0.0001 per share. The Company’s board of directors are authorized, subject to limitations prescribed by Delaware law, to issue preferred stock in one or more series, to establish from time to time the number of shares to be included in each series, and to fix the designation, powers, preferences, and rights of the shares of each series. As of December 31, 2020 there were no shares of preferred stock issued or outstanding.

Convertible Preferred Stock

In connection with the Merger, as discussed in Note 1, the Company issued 14,804,274 shares of its common stock to holders of convertible preferred stock of Private Augmedix. No convertible preferred securities were outstanding as of December 31, 2020.

As of December 31, 2019, convertible preferred stock consisted of the following shares outstanding:

Shares Issued and Outstanding
Series A	2,683,500
Series A-1	5,367,001
Series B	6,588,542
14,693,043

In September and October 2019, Private Augmedix raised $15,271,440 in cash proceeds through issuance of 5,306,910 shares of Series B convertible preferred stock (“Series B”) to certain existing shareholders and warrants to purchase up to 1,751,279 shares of Series B at a price of $2.88 per share. The warrants are immediately exercisable and expire in September 2029. The proceeds were first allocated to the warrant liability based on an initial fair value of $3,281,216, with a corresponding amount recorded as a reduction in the carrying amount of the Series B. Private Augmedix incurred issuance costs of $52,893 which were recorded as a reduction of the proceeds. In addition, the Private Augmedix also issued 1,281,631 shares of Series B in exchange for the conversion of convertible promissory notes and accrued interest.

In February 2020, Private Augmedix raised $499,999 in cash proceeds through issuance of 173,752 shares of Series B to certain existing shareholders and warrants to purchase up to 57,338 shares of Series B at a price of $2.88 per share, are immediately exercisable and expire in September 2029. The proceeds were first allocated to the warrant liability based on an initial fair value of $95,478 with a corresponding amount recorded as a reduction in the carrying amount of the Series B. Private Augmedix incurred issuance costs of $4,017 which were recorded as a reduction of the proceeds.

Series B Convertible Preferred Stock Warrants

In August 2019, in connection with amending its Sub Agreement (Note 7), the Company issued a warrant to purchase 580,383 shares of Series B. In September and October 2019, in connection with the Series B financing and the conversion of convertible promissory notes, the Company issued warrants to purchase 2,130,115 shares of Series B. In February 2020, in connection with the Series B financing, the Company issued warrants to purchase 57,338 shares of Series B. At the Effective Time of the Merger, the warrants to purchase shares of Series B were converted to warrants to purchase 2,767,836 shares of common stock at a price of $2.88 per share are immediately exercisable and expire in September 2029.